Class A, Class C Prospectus | AllianzGI Short Duration High Income Fund
AllianzGI Short Duration High Income Fund
Investment Objective
The Fund seeks a high level of current income.
Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 218 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Class A, Class C Prospectus AllianzGI Short Duration High Income Fund		Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		2.25%	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	1.00%
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class A, Class C Prospectus AllianzGI Short Duration High Income Fund		Class A	Class C
Management Fees		0.48%	0.48%
Distribution and/or Service (12b-1) Fees		0.25%	0.50%
Other Expenses		0.36%	0.52%
Total Annual Fund Operating Expenses		1.09%	1.50%
Expense Reductions	[1]	(0.24%)	(0.40%)
Total Annual Fund Operating Expenses After Expense Reductions	[1]	0.85%	1.10%
[1]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to waive its management fee and/or reimburse the Fund through March 31, 2014 to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 0.85% for Class A shares and 1.10% for Class C shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The Expense Limitation Agreement is terminable by the Trust upon 90 days' prior written notice to the Manager or at any time by mutual agreement of the parties.

Examples.

 The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example Class A, Class C Prospectus AllianzGI Short Duration High Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	310	541	790	1,503
Class C	212	435	781	1,756

Example: Assuming you do not redeem your shares
Expense Example No Redemption Class A, Class C Prospectus AllianzGI Short Duration High Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	310	541	790	1,503
Class C	112	435	781	1,756

Portfolio Turnover.

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended November 30, 2012 was 51% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in debt securities (“junk bonds”) issued by public and private companies, which are rated below investment grade (rated Ba or below by Moody’s or BB or below by S&P or Fitch, or if unrated, determined by the Sub-Adviser to be of comparable quality), while maintaining an average duration of less than three years and in derivatives and other synthetic instruments that have economic characteristics similar to such debt securities. Derivatives transactions may have the effect of either magnifying or limiting the Fund’s gains and losses.

The Fund may invest up to 20% of its assets in bank loans. The Fund may invest up to 20% of its assets in non-U.S. securities, which will typically be U.S. dollar-denominated but may also include securities denominated in non-U.S. currencies. The Fund invests in high yield securities and bank loans, collecting coupons, and protecting from adverse market conditions, with incremental benefit from capital preservation. The Fund will invest less than 10% of its net assets in securities rated CCC or below by Standard and Poor’s.

The portfolio managers utilize a top-down approach that seeks to identify industries and companies that appear favorable for investment. After the industries are selected, the portfolio managers identify bonds of issuers within those industries based on their creditworthiness, their yields in relation to their credit quality and the relative value in relation to the high yield market. The portfolio managers may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first 6 risks):

Fixed Income Risk: Fixed income (debt) securities are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer’s or counterparty’s deterioration or default.

High Yield Risk: High-yield or junk bonds are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to increases in interest rates or an issuer’s deterioration or default.

Market Risk: The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Issuer Risk: The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Interest Rate Risk: Fixed income securities may decline in value because of increases in interest rates.

Credit and Counterparty Risk: An issuer or counterparty may default on obligations.

Confidential Information Access Risk: The Fund’s Sub-Adviser normally will seek to avoid the receipt of material, non-public information (“Confidential Information”) about the issuers of Senior Loans, other bank loans and related investments being considered for acquisition or held in the Fund’s portfolio, and thus the Fund may be disadvantaged in comparison to other investors who have received Confidential Information from issuers.

Derivatives Risk: Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation.

Liquidity Risk: The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk: The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Non-U.S. Investment Risk: Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets.

Smaller Company Risk: Securities issued by smaller companies may be more volatile and present increased liquidity risk relative to securities issued by larger companies.

    Please see “Summary of Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index. The bar chart and the information to its right show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit us.allianzgi.com for more current performance information.

Calendar Year Total Returns - Class A

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 01/01/2012-03/31/2012	2.53%

Lowest 04/01/2012-06/30/2012	1.25%

Average Annual Total Returns (for periods ended 12/31/12)
Average Annual Returns Class A, Class C Prospectus AllianzGI Short Duration High Income Fund	Average Annual Returns, 1 Year	Average Annual Returns, Fund Inception	Average Annual Returns, Inception Date
Class A	5.71%	7.74%	Oct. 03, 2011
Class C	6.63%	9.11%	Oct. 03, 2011
After Taxes on Distributions Class A	4.08%	6.16%
After Taxes on Distributions and Sale of Fund Shares Class A	3.68%	5.66%
BofA Merrill Lynch 1-3 Year BB U.S. Cash Pay High Yield Index	10.23%	11.63%	Oct. 03, 2011

    After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.